S-K 1603(a) SPAC Sponsor	Dec. 08, 2025
SPAC Sponsor [Line Items]
SPAC Sponsor Name	TXV Partners IV, LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company. E. Scott Crist, our Chief Executive Officer and Chairman of the Board, is the sole managing member of our sponsor, TXV Partners IV, LLC, and holds voting and investment discretion with respect to the ordinary shares held of record by the sponsor.